N-2	Dec. 27, 2023
Cover [Abstract]
Entity Central Index Key	0001708527
Amendment Flag	false
Securities Act File Number	001-39577
Document Type	8-K
Entity Registrant Name	ELUTIA INC.
Entity Address, Address Line One	12510 Prosperity Drive
Entity Address, Address Line Two	Suite 370
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20904
City Area Code	240
Local Phone Number	247-1170
Entity Emerging Growth Company	true
Entity Ex Transition Period	false